GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 131,664	$ 153,792
Property and equipment, net	16,050		$ 14,205
North America/U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	105,073	138,866
Property and equipment, net	4,176		4,402
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	22,036	7,077
Property and equipment, net	1,233		695
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	4,555	$ 7,849
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 10,641		$ 9,108